Premises and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Depreciation	$ 506	$ 494	$ 497